Finance income	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance Income

6. Finance income

	2021	2020	2019
	€	€	€
Foreign exchange differences	11,760,469	(963,685)	(10,707)
Interest income / (expenses) over bank balances	(267,510)	(92,470)	(4,377)
Other finance income / (expenses)	(14,995)	(6,208)	(1,797)
	11,477,964	(1,062,363)	(16,881)

Other finance expenses mainly relate to financial liabilities.